Stock-Based Compensation - Summary of Number of DSUs (Detail) - Deferred Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Directors' Deferred Share Units Plan [Member]
DSUs
Outstanding, beginning (in shares)	65,240	52,620
Granted (in shares)	20,888	22,481
Settled (in shares)	(5,315)	(9,861)
Outstanding, ending (in shares)	80,813	65,240
Management Deferred Share Units Plan [Member]
DSUs
Outstanding, beginning (in shares)	61,880	52,186
Granted (in shares)	28,360	22,132
Paid (in shares)	0	(12,438)
Outstanding, ending (in shares)	90,240	61,880